Shareholders' Equity (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 21, 2016	Dec. 31, 2015
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized	500,000,000		500,000,000			500,000,000
Common Stock, Par value (in dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Directors Compensation In Cash			$ 30,000
Directors Compensation In Common Stock Shares			20,000
Director Fees Charged To Operations	$ 124,250	$ 124,250	$ 248,500	$ 248,500
Cash Dividend Description			The Board of Directors has authorized a regular cash dividend each year after the release of the Companys financial results for the six months ending June 30 (the Six Month Dividend), an amount per outstanding Ordinary Share equal to: (i) 15% of the Companys non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed six months ended June 30, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend; and, an annual dividend each year after the release of the Companys annual financial results (the Annual Dividend), equates to an amount per outstanding Ordinary Share equal to (i) 15% of the Companys non-GAAP net income for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend.
Dividend Record Date Description			The record date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 10 days after the record date.
Preferred Stock, Shares Authorized	1,150,000		1,150,000			1,150,000
Common Stock, Capital Shares Reserved for Future Issuance	1,420,490		1,420,490			2,816,470
Common Stock [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					145,980
Audit Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			$ 10,000
Audit Committee Other [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			5,000
Compensation and Nominating Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			5,000
Compensation and Nominating Committee [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			3,000
Director [Member]
Stockholders Equity Disclosure [Line Items]
Directors Compensation In Cash For Atleast Hour			1,000
Directors Compensation In Cash For Less Than Hour			$ 500